Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
HARTFORD MONEY MARKET HLS FUND (Prospectus Summary) | HARTFORD MONEY MARKET HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD ULTRASHORT BOND HLS FUND (FORMERLY HARTFORD MONEY MARKET HLS FUND)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

 The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the Fund's most recent fiscal year, the Fund was managed as a money market fund and was not required to disclose its portfolio turnover rate.

Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its goal by investing in securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive giving consideration to both yield and total return.  Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities.  For purposes of this policy, the Fund's investments in fixed-income securities includes, but is not limited to, obligations of the U.S. Government or its agencies, corporate securities and short-term cash instruments.  Fixed income securities also include fixed-income related derivatives and mortgage and asset- backed securities.  This policy may be changed by the Board without shareholder approval.  The Fund normally invests in “investment grade” securities.  The Fund is not a money market fund and does not seek to maintain a stable net asset value per share.

In order to manage the Fund's interest rate risk, the Fund may use derivatives such as Treasury futures and interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 1.5 years.  Individual securities will generally have an effective duration of less than 5 years.  Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates.  The Fund's average duration measure incorporates a bond's yield, coupon, final maturity, and the effect of derivatives, including interest rate swaps and futures contracts that may be used to manage the Fund's interest rate risk.  The use of derivatives, including interest rate swaps and futures contracts, may have the effect of shortening or lengthening the duration of a fixed income portfolio.

The Fund may also use repurchase and reverse repurchase agreements, as well as dollar rolls, to achieve its investment goal.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

 The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk - Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Swap Agreements Risk - A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Repurchase and Reverse Repurchase Agreements Risk - Repurchase and reverse repurchase agreements involve the purchase or sale of securities held by the Fund with an agreement to resell or repurchase the securities at an agreed-upon price, date and interest payment. Repurchase transactions are subject to credit risk and counterparty risk.  Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in the Fund's net asset value.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet is payment obligations.

Dollar Rolls - The Fund may enter into dollar rolls in which the Fund will buy securities for delivery in the current month and simultaneously contract to resell substantially similar (the same type and coupon) securities on a specified future date to the same party.  Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold.  These transactions may involve leverage.  The Fund will engage in dollar rolls to seek to enhance return and not for the purpose of borrowing.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

 Prior to October 21, 2013, the Fund was managed as a money market fund.  Accordingly, past performance is not shown below because it is not representative of the Fund's performance in accordance with the Fund's current investment strategy.   Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-800-862-6668.  In addition, updated performance information for the Fund, which will reflect the Fund's current investment strategy, is available at www.hartfordfunds.com.

Performance, Availability Phone	rr_PerformanceAvailabilityPhone	1-800-862-6668
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
HARTFORD MONEY MARKET HLS FUND (Prospectus Summary) | HARTFORD MONEY MARKET HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	530
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	43
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	135
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	235
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	530
HARTFORD MONEY MARKET HLS FUND (Prospectus Summary) | HARTFORD MONEY MARKET HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835